INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2025	2024
Deferred income tax assets
Financial instruments and other	$95	$20
Tax losses carried forward	36	35
	$131	$55
Deferred income tax liabilities
Long-lived assets	$(2,309)	$(2,003)
Net deferred income tax liabilities	$(2,178)	$(1,948)
Reflected in the statement of financial position as follows:
Deferred tax assets	$39	$37
Deferred tax liabilities	(2,217)	(1,985)
Net deferred tax liabilities	$(2,178)	$(1,948)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2025	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions(2)	Dec. 31, 2025
Deferred tax assets related to non-capital losses and capital losses	$35	$(2)	$—	$3	$—	$36
Deferred tax liabilities related to differences in tax and book basis, net	(1,983)	(4)	(57)	(149)	(21)	(2,214)
Net deferred tax liabilities	$(1,948)	$(6)	$(57)	$(146)	$(21)	$(2,178)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
(2)See Note 5, Acquisition of Businesses, for additional information.

		Recognized in
US$ MILLIONS	Jan. 1, 2024	Net Income	Other Comprehensive Income	Other(1)	Dec. 31, 2024
Deferred tax assets related to non-capital losses and capital losses	$38	$(2)	$—	$(1)	$35
Deferred tax liabilities related to differences in tax and book basis, net	(2,133)	(7)	(24)	181	(1,983)
Net deferred tax liabilities	$(2,095)	$(9)	$(24)	$180	$(1,948)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$49	$30	$36
Cash flow hedges	8	(6)	6
Other	—	—	(8)
Total income tax recognized directly in other comprehensive income	$57	$24	$34

Schedule of Components of Income Tax Expense (Recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Tax expense comprises:
Current income tax expense	$379	$356	$348
Deferred income tax expense
Origination and reversal of temporary differences	14	18	22
Change in tax rates or the imposition of new taxes	(8)	(8)	4
Deferred tax assets recognized	—	(1)	(6)
Total income tax expense	$385	$365	$368
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$1,085	$437	$974
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	202	120	328
Change in tax rates and new legislation	(8)	(8)	4
International operations subject to different tax rates	42	46	6
Taxable income attributable to non-controlling interests	(1)	1	—
Deferred tax assets recognized	—	(1)	(6)
Foreign exchange	(17)	31	(6)
Non-deductible dividends on exchangeable shares	60	56	47
Non-deductible remeasurement adjustments on exchangeable and class B shares	117	126	(9)
Permanent differences and other	(10)	(6)	4
Income tax expense recognized in profit or loss	$385	$365	$368